Intangible assets and goodwill (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about intangible assets [abstract]
Schedule of Intangible assets and goodwill

		Intangible assets subject to amortization
(millions)	Note	Customer relationships	Crowdsource assets	Software	Brand and other	Total intangible assets	Goodwill	Total intangible assets and goodwill
At cost
As at January 1, 2021		$1,252	$120	$57	$39	$1,468	$1,428	$2,896
Additions		—	—	8	—	8	—	8
Additions from acquisition(1)		4	—	6	—	10	5	15
Dispositions		(29)	—	(10)	—	(39)	—	(39)
Foreign exchange		(45)	—	(4)	(2)	(51)	(53)	(104)
As at December 31, 2021		$1,182	$120	$57	$37	$1,396	$1,380	$2,776
Additions		—	—	12	—	12	—	12
Additions from acquisition	20(a)	—	—	—	—	—	9	9
Dispositions		—	—	(11)	—	(11)	—	(11)
Foreign exchange		(31)	—	(1)	(2)	(34)	(39)	(73)
As at December 31, 2022		$1,151	$120	$57	$35	$1,363	$1,350	$2,713
Accumulated amortization
As at January 1, 2021		$103	$—	$32	$10	$145	$—	$145
Amortization		106	15	11	10	142	—	142
Dispositions		(29)	—	(10)	—	(39)	—	(39)
Foreign exchange		(7)	—	(2)	(1)	(10)	—	(10)
As at December 31, 2021		$173	$15	$31	$19	$238	$—	$238
Amortization		96	15	13	10	134	—	134
Dispositions		—	—	(11)	—	(11)	—	(11)
Foreign exchange		(5)	—	—	(1)	(6)	—	(6)
As at December 31, 2022		$264	$30	$33	$28	$355	$—	$355
Net book value
As at December 31, 2021		$1,009	$105	$26	$18	$1,158	$1,380	$2,538
As at December 31, 2022		$887	$90	$24	$7	$1,008	$1,350	$2,358
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(1)Intangible assets and goodwill acquired were in connection with our acquisition of Playment on July 2, 2021.